Fair Value (Reconciliation of Assets Measured at Fair Value on a Recurring Basis Using Level 3 Inputs) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance at beginning of period	$ 432	$ 366	$ 133
Purchases (sales), net	(103)	86	216
Net unrealized gains in accumulated other comprehensive income	9	7	2
Net realized gains (losses) in investment and other income	11	(27)	(54)
Transfers into Level 3	0	0	69
Balance at end of period	349	432	366
Debt Securities
Balance at beginning of period	120	62	0
Purchases (sales), net	19	64	14
Net unrealized gains in accumulated other comprehensive income	0	0	0
Net realized gains (losses) in investment and other income	2	(6)	0
Transfers into Level 3	0	0	48
Balance at end of period	141	120	62
Equity Securities
Balance at beginning of period	312	304	133
Purchases (sales), net	(122)	22	202
Net unrealized gains in accumulated other comprehensive income	9	7	2
Net realized gains (losses) in investment and other income	9	(21)	(54)
Transfers into Level 3	0	0	21
Balance at end of period	$ 208	$ 312	$ 304